Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	342,229,838	327,406,202
Common stock, shares outstanding	342,229,838	327,406,202
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	158,453,168
Common stock, shares issued	200,000,000	116,906,336
Common stock, shares outstanding	200,000,000	116,906,336
Parent Company | Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	342,229,838	327,406,202
Common stock, shares outstanding	342,229,838	327,406,202
Parent Company | Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	158,453,168
Common stock, shares issued	200,000,000	116,906,336
Common stock, shares outstanding	200,000,000	116,906,336